SIGNIFICANT ACCOUNTING POLICIES - Average Warranty Period by Segment (Details)	12 Months Ended
Jun. 29, 2018
Minimum | Communication Systems
Warranty Period [Line Items]
Average Warranty Period	1 year
Minimum | Electronic Systems
Warranty Period [Line Items]
Average Warranty Period	1 year
Minimum | Space and Intelligence Systems
Warranty Period [Line Items]
Average Warranty Period	60 days
Maximum | Communication Systems
Warranty Period [Line Items]
Average Warranty Period	5 years
Maximum | Electronic Systems
Warranty Period [Line Items]
Average Warranty Period	2 years
Maximum | Space and Intelligence Systems
Warranty Period [Line Items]
Average Warranty Period	2 years